Income Tax (Restated) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
US federal income tax rate to the income taxes
Income tax expense - current
Income tax expense - deferred	128,220	75,263	177,379	167,384	305,246	179,646
Total	$ 128,220	$ 75,263	$ 177,372	$ 167,384	$ 305,246	$ 179,647